INCOME TAXES - Operating loss carryforwards (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating loss carryforwards
Net Operating Loss, Indefinite	$ 434,833
Net Operating Loss, Total	680,233
Net Operating Loss, Deferred Tax Assets, Indefinite	57,333
Net Operating Loss, Total Deferred Tax Assets, Total	94,459
United States
Operating loss carryforwards
Net Operating Loss, Expiring	130,021
Net Operating Loss, Deferred Tax Assets, Expiring	9,083
Foreign Tax Authority
Operating loss carryforwards
Net Operating Loss, Expiring	115,379
Net Operating Loss, Deferred Tax Assets, Expiring	$ 28,043